Property, Plant and Equipment (Details) - Schedule of Breakdown and Composition of Property Plant and Equipment - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		R$ 11,582	R$ 6,700	R$ 5,047
Additions	[1]	2,579	5,467	2,433
Write-off		(51)	(59)	(11)
Depreciation		(918)	(606)	(417)
Transfers and others		(44)	80	(352)	[2]
Property plant and equipment ending		13,148	11,582	6,700
Historical cost		16,468	14,024	8,554
Accumulated depreciation		(3,320)	(2,442)	(1,854)
Land [member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		600	570	481
Additions	[1]	17	48	207
Write-off			(18)	(2)
Depreciation
Transfers and others		(58)		(116)	[2]
Property plant and equipment ending		559	600	570
Historical cost		559	600	570
Accumulated depreciation
Buildings [member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		730	656	609
Additions	[1]	45	117	258
Write-off				(4)
Depreciation		(19)	(17)	(15)
Transfers and others		21	(26)	(192)	[2]
Property plant and equipment ending		777	730	656
Historical cost		934	859	767
Accumulated depreciation		(157)	(129)	(111)
Improvements [Member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		6,865	3,596	2,598
Additions	[1]	1,659	3,451	1,161
Write-off		(26)	(27)	(1)
Depreciation		(438)	(284)	(182)
Transfers and others		39	129	20	[2]
Property plant and equipment ending		8,099	6,865	3,596
Historical cost		9,583	7,933	4,387
Accumulated depreciation		(1,484)	(1,068)	(791)
Machinery and equipment [Member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		1,440	828	635
Additions	[1]	499	708	307
Write-off		(16)	(4)	(1)
Depreciation		(214)	(184)	(128)
Transfers and others		601	92	15	[2]
Property plant and equipment ending		2,310	1,440	828
Historical cost		3,285	2,160	1,373
Accumulated depreciation		(975)	(720)	(545)
Facilities [Member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		585	362	269
Additions	[1]	84	258	118
Write-off		(2)	(7)	(1)
Depreciation		(58)	(35)	(25)
Transfers and others		(339)	7	1	[2]
Property plant and equipment ending		270	585	362
Historical cost		430	729	472
Accumulated depreciation		(160)	(144)	(110)
Furniture and Appliances [Member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		755	416	340
Additions	[1]	186	279	110
Write-off		(5)	(2)	(2)
Depreciation		(144)	(70)	(53)
Transfers and others		111	132	21	[2]
Property plant and equipment ending		903	755	416
Historical cost		1,311	1,043	635
Accumulated depreciation		(408)	(288)	(219)
Construction in progress [member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		543	235	78
Additions	[1]	47	582	266
Write-off		(1)	(1)
Depreciation
Transfers and others		(478)	(273)	(109)	[2]
Property plant and equipment ending		111	543	235
Historical cost		111	543	235
Accumulated depreciation
Others [Member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		64	37	37
Additions	[1]	42	24	6
Write-off		(1)
Depreciation		(45)	(16)	(14)
Transfers and others		59	19	8	[2]
Property plant and equipment ending		119	64	37
Historical cost		255	157	115
Accumulated depreciation		R$ (136)	R$ (93)	R$ (78)

[1]	Includes interest capitalization in the amount of R$257 as of December 31, 2023 (R$774 and R$38 as of December 31, 2022 and 2021, respectively), see note 12.3.
[2]	In 2021, presents the transfer between property, plan and equipment to “assets held for sale”, in amount of R$349, see note 1.2.